Schedule of investments
Macquarie VIP International Core Equity Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.56%Δ
Austria — 1.78%
Mondi	895,690	$ 13,276,662
		13,276,662
Brazil — 5.92%
Banco do Brasil	3,017,304	14,921,417
MercadoLibre †	15,007	29,276,706
		44,198,123
Canada — 1.31%
Descartes Systems Group †	97,041	9,769,174
		9,769,174
China — 8.99%
China Merchants Bank Class H	2,477,000	14,610,940
Eastroc Beverage Group Class A	373,600	12,826,674
Meituan Class B 144A #, †	550,900	11,030,106
Midea Group Class A	1,572,590	17,023,362
Tencent Holdings	180,900	11,554,055
		67,045,137
Denmark — 1.80%
Genmab †	31,809	6,177,714
Novo Nordisk Class B	106,672	7,263,340
		13,441,054
France — 4.43%
Airbus	77,419	13,626,829
Hermes International	994	2,591,372
Thales	22,719	6,033,423
Vinci	85,798	10,789,544
		33,041,168
Germany — 11.04%
BioNTech ADR †	45,513	4,144,414
Deutsche Telekom	315,685	11,681,003
Heidelberg Materials	106,697	18,176,774
KION Group	224,872	9,312,802
SAP	64,625	17,078,431
Siemens	64,626	14,807,592
Siemens Healthineers 144A #	133,003	7,134,719
		82,335,735
Hong Kong — 1.17%
Prudential	817,537	8,725,113
		8,725,113
India — 7.19%
Axis Bank	1,224,766	15,710,642
Bharti Airtel	682,170	13,790,944
HDFC Bank	729,792	15,556,403
NTPC	2,054,825	8,543,031
		53,601,020
Ireland — 3.14%
Experian	318,830	14,694,760
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland (continued)
ICON †	50,081	$ 8,763,674
		23,458,434
Japan — 12.21%
Makita	520,000	17,074,472
Marubeni	478,000	7,583,179
Mitsubishi UFJ Financial Group	927,500	12,435,512
Nintendo	247,300	16,669,131
Renesas Electronics	1,261,800	16,719,965
Seven & i Holdings	574,300	8,281,958
Tokio Marine Holdings	322,822	12,345,536
		91,109,753
Netherlands — 5.98%
Adyen 144A #, †	7,012	10,660,398
ASML Holding	10,610	6,952,391
ING Groep	894,377	17,397,947
Shell	261,470	9,592,945
		44,603,681
Singapore — 4.32%
Grab Holdings Class A †	3,056,495	13,845,922
Sea ADR †	140,941	18,391,391
		32,237,313
South Korea — 3.23%
KB Financial Group	186,518	10,006,738
SK Hynix	108,768	14,086,287
		24,093,025
Spain — 1.75%
Banco Bilbao Vizcaya Argentaria	960,439	13,028,267
		13,028,267
Sweden — 0.66%
Epiroc Class A	245,834	4,918,245
		4,918,245
Switzerland — 4.18%
Alcon	156,781	14,883,220
Cie Financiere Richemont Class A	20,774	3,591,481
Roche Holding	38,657	12,693,409
		31,168,110
Taiwan — 3.73%
Taiwan Semiconductor Manufacturing	1,016,000	27,846,096
		27,846,096
United Kingdom — 10.90%
AstraZeneca ADR	124,957	9,184,340
BAE Systems	574,198	11,567,128
Compass Group	501,819	16,549,176
Diageo	415,639	10,815,884
Flutter Entertainment †	50,232	11,128,900
NQ- IV085 [0325] 0525 (4476072)    1

Schedule of investments
Macquarie VIP International Core Equity Series   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Haleon	3,019,532	$ 15,262,580
Rentokil Initial	1,506,292	6,763,436
		81,271,444
United States — 2.83%
Freshworks Class A †	665,948	9,396,526
Lululemon Athletica †	33,119	9,374,664
Spotify Technology †	4,262	2,344,228
		21,115,418
Total Common Stocks (cost $664,635,349)		720,282,972

Preferred Stock — 0.90%
Germany — 0.90%
Sartorius 0.36% ω	29,040	6,707,244
Total Preferred Stock (cost $7,527,011)		6,707,244

Short-Term Investments — 2.34%
Money Market Mutual Funds — 2.34%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	4,366,291	4,366,291
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	4,366,292	4,366,292
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	4,366,291	4,366,291
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	4,366,292	$ 4,366,292
Total Short-Term Investments (cost $17,465,166)		17,465,166

Total Value of Securities—99.80% (cost $689,627,526)		744,455,382
Receivables and Other Assets Net of Liabilities — 0.20%		1,460,976
Net Assets Applicable to 42,148,336 Shares Outstanding — 100.00%	$745,916,358
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $28,825,223, which represents 3.86% of the Series’ net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV085 [0325] 0525 (4476072)